Finance debt - Reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ 25,725	$ 28,564
Transfer to current portion	0	0
Effects of exchange rate changes	(101)	(555)
Divdend declared	3,453	3,064
Scrip dividends	0	(338)
Cash Flows From Used In Financing Activities	(5,497)	(5,024)	$ (5,822)
Other changes	4,988	15
Liabilities arising from financing activities, ending balance	28,569	25,725	28,564
Non-current finance debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	23,264	24,183
Transfer to current portion	(3,152)	(1,380)
Effects of exchange rate changes	(108)	(556)
Cash Flows From Used In Financing Activities	984	998
Other changes	3,957	20
Liabilities arising from financing activities, ending balance	24,945	23,264	24,183
Current finance debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	2,463	4,091
Transfer to current portion	3,152	1,380
Effects of exchange rate changes	0	2
Cash Flows From Used In Financing Activities	(2,585)	(2,949)
Other changes	1,057	(61)
Liabilities arising from financing activities, ending balance	4,087	2,463	4,091
Financial receivable collaterals [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(591)	(272)
Cash Flows From Used In Financing Activities	(32)	(331)
Other changes	(11)	11
Liabilities arising from financing activities, ending balance	(634)	(591)	(272)
Additional paid in capital share based payment/treasury shares [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(196)	(191)
Cash Flows From Used In Financing Activities	(514)	(64)
Other changes	2	59
Liabilities arising from financing activities, ending balance	(708)	(196)	(191)
Non-controling interest [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	19	24
Cash Flows From Used In Financing Activities	(7)	(7)
Other changes	8	2
Liabilities arising from financing activities, ending balance	20	19	24
Dividend payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	766	729
Effects of exchange rate changes	7	(1)
Divdend declared	3,453	3,064
Scrip dividends	0	(338)
Cash Flows From Used In Financing Activities	(3,342)	(2,672)
Other changes	(25)	(16)
Liabilities arising from financing activities, ending balance	$ 859	$ 766	$ 729